EMPLOYEE BENEFIT PLANS - Future Obligations (Details) $ in Millions	Dec. 31, 2022 USD ($)
Net Estimate Payment
2023	$ 0
2024	0
2025	0
2026	0
2027	0
2028 to 2032	0
Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	210,551
2024	245,066
2025	198,657
2026	188,175
2027	180,393
2028 to 2032	2,280,266
Life Insurance
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	0
2024	0
2025	0
2026	0
2027	0
2028 to 2032	0
Health
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2023	0
2024	0
2025	0
2026	0
2027	0
2028 to 2032	0
Estimated Medicare Part D Subsidy
2023	0
2024	0
2025	0
2026	0
2027	0
2028 to 2032	$ 0